UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc.

Schedule of Investments                                                                        as of September 30, 2017 (Unaudited)

	Shares	Value ($)
Germany 83.2%
Common Stocks 78.7%
Aerospace & Defense 3.2%
MTU Aero Engines AG	64,608	10,303,936

Auto Components 1.1%
Leoni AG	52,360	3,472,033

Chemicals 10.8%
Covestro AG 144A	179,587	15,440,163
Evonik Industries AG	40,067	1,430,953
K+S AG (Registered)†	197,149	5,370,435
LANXESS AG	71,730	5,659,280
Symrise AG	95,391	7,245,355
		35,146,186
Electrical Equipment 4.0%
OSRAM Licht AG	161,199	12,860,991

Electronic Equipment, Instruments & Components 1.0%
Jenoptik AG	101,608	3,366,452

Food & Staples Retailing 2.2%
METRO AG*	331,707	7,011,123

Food Products 0.5%
Suedzucker AG	76,235	1,637,468

Health Care Technology 1.9%
CompuGroup Medical SE	108,340	6,135,495

Independent Power & Renewable Electricity Producers 2.5%
Uniper SE†	299,042	8,199,062

Industrial Conglomerates 0.6%
Rheinmetall AG	17,913	2,018,731

Insurance 2.6%
Hannover Rueck SE	10,682	1,287,016
Talanx AG	177,262	7,165,545
		8,452,561
Internet & Direct Marketing Retail 4.3%
Zalando SE 144A*	277,691	13,914,630

Internet Software & Services 7.1%
Delivery Hero AG 144A*	73,902	2,925,802
Scout24 AG 144A	162,344	6,638,292
United Internet AG (Registered)	186,106	11,584,243
XING SE	6,192	1,939,192
		23,087,529
IT Services 3.4%
Wirecard AG	122,214	11,180,520

Life Sciences Tools & Services 1.6%
Evotec AG*	122,525	2,909,033
MorphoSys AG*†	25,813	2,177,199
		5,086,232
Machinery 3.3%
KION Group AG	110,302	10,554,837

Media 0.8%
CTS Eventim AG & Co. KGaA	18,143	791,831
Stroeer SE & Co. KGaA	26,232	1,715,594
		2,507,425
Metals & Mining 3.7%
Aurubis AG	73,126	5,923,248
Salzgitter AG	136,314	6,182,860
		12,106,108
	Shares	Value ($)
Multi-Utilities 1.9%
Innogy SE 144A	138,306	6,154,711

Real Estate Management & Development 5.5%
Deutsche Wohnen SE	207,259	8,798,198
LEG Immobilien AG	75,816	7,668,808
TLG Immobilien AG	60,117	1,386,113
		17,853,119
Semiconductors & Semiconductor Equipment 4.1%
Siltronic AG*	108,480	13,461,175

Software 1.9%
Software AG	127,287	6,213,419

Specialty Retail 1.1%
CECONOMY AG	313,384	3,689,869

Textiles, Apparel & Luxury Goods 1.9%
Puma SE	15,477	6,023,134

Trading Companies & Distributors 3.0%
Brenntag AG	171,917	9,572,426

Transportation Infrastructure 2.6%
Fraport AG Frankfurt Airport Services Worldwide	88,171	8,371,467

Wireless Telecommunication Services 2.1%
Drillisch AG	98,273	6,891,690

Preferred Stocks 4.5%
Health Care Equipment & Supplies 2.6%
Sartorius AG (Cost $6,371,387)	86,955	8,311,505

Machinery 1.9%
Jungheinrich AG (Cost $3,507,146)	137,072	6,305,527
Total Germany (Cost $174,294,719)		269,889,361

Netherlands 15.5%
Common Stocks
Aerospace & Defense 11.7%
Airbus SE	398,510	37,869,823

Life Sciences Tools & Services 3.8%
QIAGEN NV*	393,233	12,375,567
Total Netherlands (Cost $17,487,815)		50,245,390

Securities Lending Collateral 4.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (Cost $13,729,709) (a) (b)	13,729,709	13,729,709

Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 1.05% (Cost $4,630,795) (b)	4,630,795	4,630,795

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $210,143,038)	104.3	338,495,255
Other Assets and Liabilities, Net	(4.3)	(13,880,794)
Net Assets	100.0	324,614,461

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2017 amounted to $13,151,294, which is 4.1% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$269,889,361	$—	$—	$269,889,361
Netherlands	50,245,390	—	—	50,245,390
Short-Term Instruments (c)	18,360,504	—	—	18,360,504
Total	$338,495,255	$—	$—	$338,495,255

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017